Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (10,212,016)	$ (871,939)	$ (6,402,638)	$ (2,362,922)	$ (9,110,257)	$ (19,322,273)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	148,569	19,028	419,570	40,647	463,311	611,880
Amortization of debt discount	377,434	4,863				490,331
Accretion of debt discount			96,546	16,351	112,897
Amortization of deferred loan fees	15,916		1,800		1,800	17,716
Non-cash stock compensation	10,921	0	24,961	0	24,961	35,882
Gain on change in fair value of warrant liability	(6,123,583)					(6,123,583)
Shares issuable for services rendered	150,960		325,839		325,839	476,799
Loss on extinguishment of debt	147,671					147,671
Interest expense related to beneficial conversion feature and warrants issued	13,769,305					13,769,305
Changes in operating assets and liabilities:
Other current assets	180,297	(10,967)	(26,068)	(54,027)	(85,095)	95,202
Accounts payable	179,714	31,771	975,802	200,246	1,176,048	1,355,762
Accounts payable - related party		27,073	27,073		27,073	27,073
Bank overdraft		(37,616)	(37,616)	37,616
Accrued liabilities	97,688	11,034	274,605	181,547	464,055	561,743
Related party advance		23,000	11,603	100,000	111,603	111,603
Net cash used in operating activities	(1,257,124)	(803,753)	(4,308,523)	(1,840,542)	(6,487,765)	(7,744,889)
Cash flows from investing activities:
Purchases of intangibles				(50,000)	(50,000)	(50,000)
Purchases of property and equipment	(57,719)	(79,120)	(297,216)	(167,738)	(492,954)	(550,673)
Net cash used in investing activities	(57,719)	(79,120)	(297,216)	(217,738)	(542,954)	(600,673)
Cash flows from financing activities:
Proceeds from stock subscriptions		434,507	1,934,507	1,467,800	3,402,307	3,402,307
Proceeds from issuances of notes payable	1,611,300		1,800,000	523,000	2,683,000	4,294,300
Principal repayments on notes payable		(31,000)	(56,000)	(32,000)	(88,000)	(88,000)
Proceeds from financing agreement		500,000	507,797		507,797	507,797
Proceeds from shares issued in exchange for assets acquired			493,472		493,472	493,472
Advances from Company officers				159,250	159,250	159,250
Repayments to Company officers on advances				(159,250)	(159,250)	(159,250)
Deferred loan costs	(90,750)		(28,000)		(28,000)	(118,750)
Capital withdrawals					(3,000)	(3,000)
Capital contributions					111,059	111,059
Net cash provided by financing activities	1,520,550	903,507	4,651,776	1,958,800	7,078,635	8,599,185
Increase (decrease) in cash	205,707	20,634	46,037	(99,480)	47,916	253,623
Cash, beginning of period	47,916	1,879	1,879	101,359
Cash, end of period	253,623	22,513	47,916	1,879	47,916	253,623
Supplemental cash flow information
Cash paid for interest		473				473
Original issue discounts	44,167					44,167
Shares issuable in exchange for assets acquired			4,402,417		4,402,417
Extinguishment of related party payable	50,000			91,761	91,761	239,454
Debt extinguished with issuance of company stock				110,000	110,000
Fair value of warrants granted and recorded as debt discount				25,565	25,565
Extinguishment of related party payable with stock subscription				97,693	97,693
Non cash transactions:
Discount arising from conversion features and warrants	1,250,343	21,956				1,297,864
Discount reduced upon conversion of debt	67,237					67,237
Conversion of convertible debt	82,800					82,800
Extinguished debt	275,000					275,000
Recognition of contingent beneficial conversion feature and warrants			893,871		893,871	893,871
Accrued interest removed through debt extinguishement	27,386					27,386
Accrued expense paid through issuance of common stock	55,179					55,179
Derivative liability removed through conversion of debt	85,879					85,879
Debt paid through issuance of common stock	175,000					285,000
Lease deposit offset against accounts payable to lessor	50,000					50,000
Accounts payable paid through issuance of common stock	166,500					166,500
Prepaid contingent registration rights paid through issuance of debt	125,000					125,000
Shares issued in exchange for assets acquired						$ 4,402,417